PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Property and equipment	$ 3,855		$ 4,441
Depreciation	$ 586		258
Computer Equipment [Member]
Property and equipment			2,623	0
Leasehold Improvements [Member]
Property and equipment			$ 2,075	$ 0